Related party transactions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related party transactions [Text Block]
12.	Related party transactions

	December 31,	December 31,
	2017	2016
	$	$
Consulting fees	2,500	8,000
Interest expense	551	-
Management fees	53,600	18,000
Stock-based compensation	41,163	28,312
	97,814	54,312

There were no amounts owing to related parties at December 31, 2017 or 2016. See also Note 10.

Key management includes the Chief Executive Officer, the Chief Financial Officer and the directors of the Company. Compensation paid or payable to key management for services during the year amounted to $37,700 (2016 - $17,000) for short-term benefits and $41,163 (2016 - $28,312) for stock-based compensation.